Revenue - Schedule of Discloses the Service Revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Discloses the Service Revenues [Line Items]
Revenues from rendering of services	R$ 319,804	R$ 364,822	R$ 246,665
Net interest revenue (expense) and gains (losses) on financial instruments	211,576	216,397	189,148
Total	531,380	581,219	435,813
Investment Banking and Capital Markets [Member]
Schedule of Discloses the Service Revenues [Line Items]
Revenues from rendering of services	304,002	352,818	240,678
Net interest revenue (expense) and gains (losses) on financial instruments
Total	304,002	352,818	240,678
Treasury Sales & Structuring [Member]
Schedule of Discloses the Service Revenues [Line Items]
Revenues from rendering of services	30	4	19
Net interest revenue (expense) and gains (losses) on financial instruments	86,633	88,328	65,081
Total	86,663	88,332	65,100
Investments and Wealth Management [Member]
Schedule of Discloses the Service Revenues [Line Items]
Revenues from rendering of services	15,772	12,000	5,968
Net interest revenue (expense) and gains (losses) on financial instruments
Total	15,772	12,000	5,968
Capital Remuneration [Member]
Schedule of Discloses the Service Revenues [Line Items]
Revenues from rendering of services
Net interest revenue (expense) and gains (losses) on financial instruments	124,943	128,069	124,067
Total	R$ 124,943	R$ 128,069	R$ 124,067